Investments in Debt, Equity Securities and Other Investments (Summary of Dividends Received) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
KDDI Corporation
Gain (Loss) on Investments [Line Items]
Dividend Income	¥ 30,159	¥ 25,132	¥ 22,334